Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.59%(a)
Alabama–2.76%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$245	$233,517
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,445	1,565,332
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,030	1,120,497
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(c)(d)	5.50%	01/01/2043	2,525	1,802,219
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	4,157,438
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,520	1,550,966
Series 2024 A, RB	5.00%	11/01/2035	1,705	1,807,673
Series 2025 A, RB(b)	5.00%	06/01/2035	1,125	1,175,776
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,430	1,537,189
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	835	837,232
				15,787,839
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	357,402
Arizona–3.15%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	82	80,809
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,215	1,207,532
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	458,195
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	255	253,011
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,026,152
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM)(f)(g)	5.00%	07/01/2046	3,070	3,219,187
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,091,909
Series 2017, Ref. RB	5.00%	11/15/2045	905	677,867
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	230	222,395
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	365	327,286
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,215	1,130,611
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	3,440	3,634,839
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,305	4,675,750
				18,005,543
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	633,742
California–14.76%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	1,250	1,172,637
California (State of); Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,695	1,321,290
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,075	1,156,755
Series 2024, RB(b)	5.00%	04/01/2032	1,505	1,612,377
Series 2024, RB(b)	5.00%	10/01/2032	1,290	1,371,215
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	11,260	1,110,042
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	15,017
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,700	326,688
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$4,265	$3,769,406
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	4	4,517
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,025	4,068,104
Series 2023-1, RB	4.38%	09/20/2036	835	863,866
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,409,084
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,700	1,732,856
Series 2018 A, RB(i)	5.00%	12/31/2047	2,055	2,062,083
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $256,688)(d)(e)	5.00%	08/01/2039	255	191,907
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	560	560,566
Series 2012, RB(e)(i)	5.00%	07/01/2030	225	225,228
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,340	2,341,080
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,730	2,730,012
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,025	1,025,104
California Enterprise Development Authority; Series 2025, RB(g)	5.50%	11/01/2059	6,475	7,020,633
California Health Facilities Financing Authority; Series 2025, RB(g)(j)	5.00%	08/15/2051	4,470	4,725,302
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,232,944
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	850	641,644
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	490	490,070
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	885	849,358
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,570	168,991
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB(i)	5.00%	05/15/2043	1,250	1,279,630
Los Angeles County Public Works Financing Authority;
Series 2025, RB(g)	5.25%	12/01/2050	2,120	2,313,060
Series 2025, RB(g)	5.25%	12/01/2054	785	851,133
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	1,260	1,312,635
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	665	704,278
Series 2009 B, RB	6.50%	11/01/2039	595	732,733
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,055	2,087,824
Municipal Improvement Corp. of Los Angeles; Series 2025, RB	5.50%	05/01/2055	2,115	2,298,920
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,125	3,070,407
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,545	5,194,196
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,731,519
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,255	1,210,411
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,100	1,987,408
San Diego County Regional Airport Authority; Series 2025, RB(g)(i)	5.00%	07/01/2048	2,580	2,670,317
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(i)	5.00%	05/01/2046	3,000	3,002,588
Series 2019 E, RB(i)	5.00%	05/01/2038	690	720,156
Series 2019 E, RB(i)	5.00%	05/01/2050	2,400	2,425,466
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	620	669,496
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,560	1,309,022
State of California; Series 2025, GO Bonds(g)	5.00%	03/01/2055	3,440	3,679,083
				84,449,058
Colorado–6.45%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,440	2,382,902
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	823,524
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	963,914
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	635	676,420
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	$1,715	$1,707,115
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	672,266
Series 2022, RB	6.50%	12/01/2053	600	629,602
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	684,501
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,763,625
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,495,522
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	1,280	1,402,896
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	484,768
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,650	1,677,405
Series 2018 A-2, RB(h)	0.00%	08/01/2033	2,300	1,696,093
Series 2025, RB(g)(i)	5.00%	11/15/2047	2,545	2,614,929
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	417,787
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,015	2,019,772
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	697	617,945
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	585	615,350
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	738	765,877
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	671,112
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI)(f)	5.50%	12/01/2055	1,000	1,048,196
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	418,159
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.38%	12/01/2045	890	884,226
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds (INS - AGI)(f)	5.75%	12/01/2054	2,000	2,116,013
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	855	878,268
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	486,443
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(f)	5.25%	12/01/2050	770	804,791
Village Metropolitan District (The); Series 2025 A, GO Bonds	5.75%	12/01/2055	500	504,952
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	850	857,515
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	601,395
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,500	1,500,609
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	384,417
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,105	1,612,408
				36,880,717
District of Columbia–1.99%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	653,728
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,153,694
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,511,241
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,425	1,379,970
Washington Metropolitan Area Transit Authority;
Series 2025, RB(g)(j)	5.25%	07/15/2053	2,220	2,329,919
Series 2025, RB(g)(j)	5.25%	07/15/2055	2,225	2,354,189
				11,382,741
Florida–14.35%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	1,075	790,428
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	459,223
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	770	683,498
Series 2022 A, RB	4.00%	10/01/2047	3,720	3,558,255
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,288,210
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,260	1,359,279
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(g)	5.00%	10/01/2055	$5,000	$5,212,912
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,550	2,580,411
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	1,500	1,595,150
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,241,480
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	790	256,750
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	1,895	1,884,331
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	2,955	2,951,072
Series 2024, Ref. RB(i)	5.50%	07/01/2053	850	705,500
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	2,565	2,775,257
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,520	1,644,597
Gainesville (City of), FL; Series 2019 A, RB(b)(l)	5.00%	10/01/2029	5	5,430
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	79	76,447
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	1,805	1,809,285
Series 2019 A, RB(i)	4.00%	10/01/2044	2,250	2,084,598
Series 2024, RB(i)	5.25%	10/01/2048	1,705	1,787,062
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,700,690
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,585	2,609,932
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	3,410	3,664,421
JEA Water & Sewer System; Series 2025, RB(g)	5.25%	10/01/2055	1,705	1,831,162
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	715	720,577
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	279,620
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	1,019,311
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,183,977
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	1,375	1,391,791
Series 2021, RB	4.00%	10/01/2048	3,375	3,113,020
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,325	1,355,605
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	855	867,923
Series 2025 A, RB(i)	5.50%	10/01/2055	450	474,445
Series 2025, RB(g)	5.00%	07/01/2052	2,390	2,489,801
Series 2025, RB(g)	5.25%	10/01/2054	4,310	4,591,634
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	2,565	2,371,487
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,654,088
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,705	2,833,010
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2050	2,000	530,090
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	460	109,554
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	455	102,454
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	390	82,997
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.75%	11/01/2050	1,665	1,772,453
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	348	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,221,712
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	766,067
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	471,176
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,365,356
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	5,790	1,768,868
				82,092,399
Georgia–2.38%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(i)	5.25%	07/01/2044	1,170	1,239,938
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,405	3,294,182
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,156,840
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	$1,260	$1,285,385
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,285	1,285,687
Series 2023 B, RB(b)	5.00%	03/01/2030	1,820	1,931,009
Series 2024 B, RB(b)	5.00%	03/01/2032	1,720	1,858,065
Series 2024 E, RB(b)	5.00%	12/01/2032	1,450	1,565,461
				13,616,567
Hawaii–1.10%
Hawaii (State of);
Series 2025, RB(g)	5.50%	07/01/2052	3,895	4,222,065
Series 2025, RB(g)(i)	5.50%	07/01/2054	1,915	2,053,551
				6,275,616
Idaho–0.88%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	323,658
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	425,489
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	518,558
Idaho Housing & Finance Association; Series 2025, RB(g)	5.00%	08/15/2049	3,540	3,767,784
				5,035,489
Illinois–4.21%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,116,399
Series 2025 A, GO Bonds	6.00%	01/01/2050	370	388,847
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,500,262
Series 2024 A, RB(i)	5.50%	01/01/2059	2,145	2,231,522
Series 2025 E, RB(i)	5.50%	01/01/2055	1,690	1,775,025
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	742,615
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	756,420
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,250	1,176,815
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	930	941,826
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	279,737
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,349,755
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,314,779
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,827,489
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	370	370,493
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,130)(d)	5.00%	11/01/2040	60	41,550
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,046,128)(d)	5.00%	11/01/2049	1,245	862,163
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,148,109
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,390	1,022,720
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	1,235	1,237,274
				24,083,800
Indiana–1.54%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,535	2,801,705
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,263,525
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	165,840
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	245	245,107
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	815	860,181
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,680	1,792,780
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	630	665,730
				8,794,868
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.85%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$635	$468,719
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,285,044
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	305	260,426
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,835	1,854,208
				4,868,397
Kentucky–1.30%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	685	653,276
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	540	540,006
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,131,055
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,005,665
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,365,369
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,720	1,866,805
Series 2025 B, RB	5.00%	12/01/2033	845	884,529
				7,446,705
Louisiana–0.99%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	700	637,009
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.50%	09/01/2059	2,650	2,708,974
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,705	1,833,845
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	505	512,470
				5,692,298
Maryland–1.06%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	406,448
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	970,265
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,040,849
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	356,672
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,030	1,087,494
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(i)	5.25%	06/30/2055	1,440	1,433,672
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	754,368
				6,049,768
Massachusetts–2.09%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	4,670	4,862,837
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	3,000	3,209,504
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,487,303
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(l)	5.00%	07/15/2030	235	260,363
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2040	1,000	1,032,813
Series 2021 E, RB(i)	5.00%	07/01/2046	1,075	1,097,035
				11,949,855
Michigan–6.01%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	225,223
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	691,091
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	604,014
Lansing (City of), MI; Series 2024, RB(g)	5.25%	07/01/2054	3,720	3,989,236
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	$3,425	$3,626,106
Series 2024, RB(g)	5.50%	11/15/2049	3,170	3,454,054
Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(o)	2.89%	04/15/2058	5,000	5,000,000
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	300	302,779
Series 2020, Ref. RB	5.00%	06/01/2045	495	459,160
Michigan (State of) Housing Development Authority; Series 2025, RB(g)	5.10%	10/01/2053	1,985	2,034,628
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	3,170	3,167,821
Michigan State Housing Development Authority;
Series 2025, RB(g)	5.10%	06/01/2056	2,950	2,996,622
Series 2025, RB(g)	5.40%	10/01/2060	3,165	3,277,270
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB	5.50%	12/01/2050	3,000	3,282,658
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB(i)	5.00%	12/01/2047	1,250	1,254,605
				34,365,267
Minnesota–0.76%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	263,815
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	416,089
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	621,344
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,120	2,204,836
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,032
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	312,747
				4,319,863
Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	850	885,190
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	734,287
				1,619,477
Missouri–2.29%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,299,189
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,815	4,860,757
Series 2019 B, RB (INS - AGI)(f)(i)	5.00%	03/01/2049	765	771,658
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	460,512
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	335	324,545
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,695	1,674,462
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,914,894
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	780	781,488
				13,087,505
Nebraska–1.80%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	4,101,171
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	860	905,059
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,500	1,499,988
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,115,139
Omaha Public Power District; Series 2025, RB(g)(j)	5.25%	02/01/2053	2,525	2,669,704
				10,291,061
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.34%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	$5,405	$5,638,571
Las Vegas Valley Water District; Series 2025, GO Bonds(g)	5.25%	06/01/2055	1,200	1,286,285
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(i)	12.00%	11/02/2026	740	629,000
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)(e)(l)	2.75%	12/15/2025	135	135,003
				7,688,859
New Hampshire–0.91%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	296	301,199
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,628	1,656,771
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,081,750
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,090	1,118,602
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,065,414
				5,223,736
New Jersey–3.07%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	325	325,424
Series 2012, RB(i)	5.75%	09/15/2027	350	350,586
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,252,112
Series 2013, RB(i)	5.38%	01/01/2043	2,620	2,622,392
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,660,121
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,270	1,375,397
Rutgers The State University of New Jersey; Series 2009 G, VRD RB(o)	0.02%	05/01/2039	1,700	1,700,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	2,976,151
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,715,552
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,655	1,609,257
				17,586,992
New York–21.72%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	400	403,639
Empire State Development Corp; Series 2025, RB(g)	5.00%	03/15/2050	3,820	3,949,456
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,301,417
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	548,198
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,404,819
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2060	2,390	2,084,047
New York (City of), NY;
Series 2021-3, VRD GO Bonds(o)	1.25%	04/01/2042	6,000	6,000,000
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,301,672
Series 2025, RB(g)	5.25%	04/01/2047	1,535	1,614,497
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2039	1,320	1,456,282
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2041	2,500	2,700,726
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(o)	1.25%	06/15/2043	3,000	3,000,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,573,587
Subseries 2025 AA-1, RB	5.25%	06/15/2055	2,500	2,662,679
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	875	835,633
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,383,699
New York (State of) Dormitory Authority; Series 2018 E, RB(g)	5.00%	03/15/2046	5,850	5,998,082
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,411,115
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(f)	5.50%	10/01/2054	340	365,584
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,837,761
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	$3,740	$3,579,894
Series 2020 A, Ref. RB	4.00%	11/15/2055	4,265	3,895,358
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	1,775	1,858,109
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	5,031,865
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	2,670	2,437,161
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,384,232
New York City Health and Hospitals Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,293,032
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	290	227,514
Series 2010 A, RB(e)	6.25%	06/01/2041	1,277	1,232,833
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,152,977
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	5,880	5,880,022
New York State Dormitory Authority; Series 2025, RB(g)	5.50%	03/15/2053	3,785	4,116,488
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,705	1,608,402
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	380	380,099
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,360	1,360,669
Series 2020, Ref. RB(i)	5.25%	08/01/2031	415	430,504
Series 2020, Ref. RB(i)	5.38%	08/01/2036	965	1,008,381
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,145	2,200,701
Series 2018, RB(i)	5.00%	01/01/2034	2,375	2,427,189
Series 2018, RB(i)	5.00%	01/01/2036	1,265	1,286,147
Series 2020, RB(i)	4.38%	10/01/2045	1,195	1,127,502
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	2,205	2,212,878
Series 2024, RB(i)	5.50%	06/30/2054	1,580	1,603,464
Series 2024, RB(i)	5.50%	06/30/2060	1,635	1,657,235
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(f)(i)	5.50%	06/30/2059	1,715	1,799,876
Series 2025, RB(i)	6.00%	06/30/2059	1,715	1,823,649
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,310	3,301,852
Series 2016 A, RB(i)	5.25%	01/01/2050	1,810	1,809,981
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2036	1,005	1,077,819
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	70	71,556
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(i)	5.00%	12/01/2038	610	645,903
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,700	1,722,614
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,775	1,831,461
Series 2025, RB(g)	5.50%	11/15/2053	2,765	3,026,942
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	785,948
Series 2025, RB(g)	5.25%	05/15/2062	5,360	5,591,441
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	510	549,924
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,036,802
				124,301,317
North Carolina–0.35%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	970	1,002,640
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2052	$3,500	$993,400
				1,996,040
North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,200	1,146,872
Series 2017 C, RB	5.00%	06/01/2053	925	867,426
				2,014,298
Ohio–7.56%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,190	3,645,099
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,060	6,798,835
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,255	1,276,359
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	815	816,130
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	485	489,391
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(i)	5.50%	01/01/2050	2,875	3,056,626
County of Franklin OH; Series 2025, RB(g)	5.25%	11/01/2055	5,000	5,289,045
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,165,377
Series 2017, Ref. RB	5.50%	02/15/2057	865	858,641
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2054	995	1,032,626
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,520,157
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,842,790
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,415	3,342,954
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,120,475)(c)(d)(e)	6.00%	04/01/2038	1,143	14,288
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,924,178
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,189,510
Ohio State University (The); Series 2023, VRD Ref. RB(o)	1.80%	06/01/2043	8,000	8,000,000
				43,262,006
Oklahoma–1.52%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,860	3,876,066
Oklahoma (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,290	1,387,411
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	905	852,004
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	1,500	1,613,268
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	345	345,260
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	650	650,458
				8,724,467
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	802	813,228
Oregon–0.36%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	501,497
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,455	1,531,424
				2,032,921
Pennsylvania–3.48%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,395	1,471,794
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	795,641
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	700	445,647
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	755,273
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	525	530,664
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	$2,055	$2,090,271
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	1,025	1,043,348
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	555	495,640
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,026,836
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,059,085
Series 2021 A, RB	4.00%	12/01/2050	935	852,260
Pennsylvania Turnpike Commission; Series 2025, RB(g)	5.25%	12/01/2055	4,250	4,582,818
Philadelphia (City of), PA; Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	1,380	1,381,924
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,784,759
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	405	373,086
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,220	1,196,922
				19,885,968
Puerto Rico–5.24%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,140	2,169,374
Series 2002, RB	5.63%	05/15/2043	1,520	1,545,066
Series 2005 A, RB(h)	0.00%	05/15/2050	6,050	1,247,975
Series 2005 B, RB(h)	0.00%	05/15/2055	2,600	316,009
Series 2008 A, RB(h)	0.00%	05/15/2057	21,210	1,013,219
Series 2008 B, RB(h)	0.00%	05/15/2057	38,355	1,159,349
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,222,489
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,271,507
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	961,423
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	568,692
Subseries 2022, RN(h)	0.00%	11/01/2043	113	72,506
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	2,025	2,065,343
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,210	1,226,129
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	325	308,169
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,525	1,351,660
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,495	1,894,557
Series 2018 A-1, RB(h)	0.00%	07/01/2046	8,440	2,878,021
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,005	2,742,630
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,813,562
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	2,125,425
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,219,227
Series 2019 A-2, RB	4.78%	07/01/2058	860	811,900
				29,984,232
Rhode Island–0.58%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,105,644
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,206,901
				3,312,545
South Carolina–1.76%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,020	2,202,527
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	630	628,797
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	515	548,563
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	$6,375	$6,706,784
				10,086,671
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,098,101
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,030	1,030,293
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,128,894
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,176,646
				5,433,934
Tennessee–4.25%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	2,405	2,508,482
City of Memphis TN Memphis Light Gas & Water Division Electr; Series 2025, RB(g)	5.00%	12/01/2055	7,500	7,886,194
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,894,230
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	2,013,612
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	2,985	3,321,355
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	2,985,931
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	965	973,641
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,555	2,755,419
				24,338,864
Texas–15.80%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,455	1,348,014
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,200	1,247,070
Austin Community College District; Series 2025, GO Bonds(g)	5.25%	08/01/2055	2,520	2,681,039
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,108,729
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	1,007,363
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)(j)	5.50%	02/01/2050	1,265	1,361,529
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,144,831
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,625	1,669,866
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,030	992,985
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,663,574
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(i)	5.50%	11/01/2050	1,515	1,621,852
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	4,098,076
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,914,772
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,815	1,704,270
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	350	337,869
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,455	1,376,175
Series 2024, RB (INS - BAM)(f)	4.38%	10/01/2054	1,010	973,446
Harris (County of), TX; Series 2025, RB(g)(j)	5.25%	08/15/2054	3,785	4,026,849
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	1,765	1,841,070
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	425	460,017
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	600	546,272
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	505	519,428
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,347,628
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,675	1,737,281
Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,748,998
Series 2025, GO Bonds (INS - AGI)(f)(g)(j)	5.50%	02/15/2058	3,625	3,892,019
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,180,152
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	02/15/2055	1,885	2,021,425
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	$2,940	$2,948,695
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(g)	5.50%	08/15/2049	3,405	3,710,499
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $66,616)(c)(d)	7.50%	11/15/2037	75	75,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,883,703)(c)(d)	2.00%	11/15/2061	1,975	849,110
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	817,824
Series 2016, Ref. RB	5.00%	07/01/2046	665	628,816
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	535	535,020
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,492,399
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,030	793,625
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	504,383
Series 2017, Ref. RB	5.00%	01/01/2047	630	614,562
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,007,873
Series 2018, Ref. RB	5.00%	10/01/2031	600	603,525
Series 2020, RB	5.25%	10/01/2055	2,290	2,112,824
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	865	939,668
Series 2025, RB(g)	5.25%	02/01/2046	1,325	1,402,932
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	788,731
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,211,524
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,035	2,039,016
Series 2016, Ref. RB	5.00%	05/15/2045	500	477,055
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(c)	6.38%	02/15/2048	1,985	1,568,150
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	81,717
Series 2020, Ref. RB	6.75%	11/15/2051	85	77,229
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,581
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2042	2,290	1,033,137
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	3,405	3,555,569
Series 2023 A, RB	4.88%	10/15/2048	2,535	2,621,006
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,600	1,682,445
Texas Transportation Finance Corp; Series 2025, RB(g)	5.50%	10/01/2055	2,740	3,001,415
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,946
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,520	2,400,987
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,420	3,159,789
				90,394,651
Utah–2.21%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	412,824
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(f)(g)(j)	5.50%	06/01/2050	1,930	2,094,537
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	418,998
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	855	872,526
Series 2023 A, RB(i)	5.50%	07/01/2053	2,960	3,103,916
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,924,107
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	1,009,864
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(g)	4.90%	01/01/2049	1,585	1,610,537
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,180,873
				12,628,182
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–2.48%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	$2,160	$1,996,857
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(f)	5.25%	07/01/2048	1,695	1,785,877
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	510	506,799
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	1,000	1,010,907
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,229,565
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,435	1,443,048
Series 2022, Ref. RB(i)	5.00%	12/31/2057	815	815,967
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,190	1,162,963
Series 2017, RB(i)	5.00%	12/31/2056	4,405	4,243,992
				14,195,975
Washington–3.76%
City of Seattle WA Municipal Light & Power Revenue; Series 2025, RB(g)	5.00%	07/01/2052	5,000	5,182,646
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2055	2,100	2,278,403
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,830	2,696,510
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	865	915,081
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,569,376
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,290	2,445,324
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,700,292
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	850	858,941
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	440	412,951
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	365	332,580
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,182	1,148,553
				21,540,657
West Virginia–0.45%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	830	873,577
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,703,626
				2,577,203
Wisconsin–4.96%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	6,645	2,031,629
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	20,110	3,701,350
Series 2022, RB(e)	5.25%	12/15/2061	1,735	1,732,388
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,532,001
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,479,263
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,363,962
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	640	647,041
Wisconsin (State of) Public Finance Authority;
Series 2025, RB(i)	5.75%	12/31/2065	865	897,907
Series 2025, RB(i)	6.50%	12/31/2065	2,575	2,849,688
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	640	492,800
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	425	418,297
Series 2022 A, RB(e)	6.13%	02/01/2050	460	452,183
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	630	627,329
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	665	299,250
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$1,710	$1,752,210
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,729,885
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	964	965,857
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	895,699
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,475	2,517,440
				28,386,179
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	1,085	1,056,406
Total Municipal Obligations (Cost $886,164,822)				884,551,308
			Shares
Exchange-Traded Funds–0.69%
Invesco Intermediate Municipal ETF(q)			30,548	1,580,248
Invesco Rochester High Yield Municipal ETF(q)			46,046	2,341,190
Total Exchange-Traded Funds (Cost $3,908,987)				3,921,438

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(m)			6,150	0
TOTAL INVESTMENTS IN SECURITIES(r)–155.28% (Cost $890,073,809)				888,472,746
FLOATING RATE NOTE OBLIGATIONS–(22.44)%
Notes with interest and fee rates ranging from 3.33% to 3.57% at 11/30/2025 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062(s)				(128,425,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.85)%				(182,264,633)
OTHER ASSETS LESS LIABILITIES–(0.99)%				(5,600,342)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$572,182,771
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $4,308,770, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2025 was $3,836,237, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $41,361,261, which represented 7.23% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,468,190. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$1,569,195	$-	$11,053	$-	$1,580,248	$9,067
Invesco Rochester High Yield Municipal ETF	804,361	1,545,651	-	(8,822)	-	2,341,190	42,375
Total	$804,361	$3,114,846	$-	$2,231	$-	$3,921,438	$51,442

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.63%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $181,917,975 are held by TOB Trusts and serve as collateral for the $128,425,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$884,080,132	$471,176	$884,551,308
Exchange-Traded Funds	3,921,438	—	—	3,921,438
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	3,921,438	884,080,132	471,176	888,472,746
Other Investments - Assets
Investments Matured	—	347,600	—	347,600
Total Investments	$3,921,438	$884,427,732	$471,176	$888,820,346
Invesco Trust for Investment Grade Municipals